Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Line Items]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Accounts receivable – third parties	12,259,209	12,656,589	9,413,603
Less: Provision for allowance for credit losses – third parties	(751,145)	(1,109,571)	(825,267)
Accounts receivable, net	11,508,064	11,547,018	8,588,336

Schedule of Provision for Allowance for Credit Losses — Third Parties

As at the end of each reporting period, the aging analysis of accounts receivable, net of provision for allowance for expected credit losses, based on due date is as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Within 30 days	8,777,769	6,767,079	5,033,157
Between 31 and 60 days	1,407,083	1,354,777	1,007,643
Between 61 and 90 days	1,006,916	1,260,919	937,835
Between 91 and 120 days	316,296	649,852	483,341
Over 120 days	-	1,514,391	1,126,360
Total accounts receivable, net	11,508,064	11,547,018	8,588,336

Third Parties [Member]
Accounts Receivable [Line Items]
Schedule of Provision for Allowance for Credit Losses — Third Parties

Movements in provision for allowance for credit losses — third parties are as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Provision for allowance for expected credit losses, beginning	727,552	751,145	558,680
Write-off	(44,843)	—	—
Additions	68,436	358,426	266,587
Provision for allowance for expected credit losses, ending	751,145	1,109,571	825,267